Fair Value Measurements (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 25, 2012
Risk Management And Fair Values [Line Items]
Warrant liabilities				$ 3,409	$ 15,387	$ 3,432,440	$ 3,477,882
Total Liabilities	7,200,180	7,282,509
Level 2 of fair value hierarchy [member]
Risk Management And Fair Values [Line Items]
Warrant liabilities
Total Liabilities